PROVISIONS, CONTINGENCIES AND COMMITMENTS - Other Legal Claims (Details) € in Millions, R$ in Millions, $ in Millions				1 Months Ended																12 Months Ended
	Mar. 06, 2020 USD ($) plaintiffs	Mar. 06, 2020 EUR (€) plaintiffs	May 15, 2012 USD ($)	Dec. 31, 2023 USD ($) claim case	Nov. 30, 2022 USD ($)	Nov. 30, 2022 BRL (R$)	Sep. 30, 2022 USD ($)	Apr. 30, 2022 USD ($)	Jan. 31, 2022 claim	Apr. 30, 2017 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 BRL (R$)	Jun. 30, 2014 USD ($)	Jun. 30, 2014 BRL (R$)	Nov. 30, 2013 claim	May 31, 2013 USD ($)	Apr. 30, 2013 claim	Jun. 30, 2012 USD ($) claim	Jan. 31, 2010 USD ($)	Dec. 31, 2023 USD ($) employee claim case	Dec. 31, 2022 USD ($) claim	Dec. 31, 2010 USD ($)	Dec. 31, 2010 BRL (R$)	Jan. 31, 2023 USD ($)	Sep. 30, 2022 BRL (R$)	Dec. 31, 2021 USD ($)	Jan. 08, 2008 shares
Disclosure of other provisions [line items]
Provisions				$ 2,065.0																$ 2,065.0	$ 2,407.0					$ 2,562.0
Mittal Steel
Disclosure of other provisions [line items]
Number of share exchanged | shares																											11
Arcelor
Disclosure of other provisions [line items]
Number of share exchanged | shares																											7
Luxembourg
Disclosure of other provisions [line items]
Number of pilot cases, expecting final decision | case				2																2
Association Actionnaires d'Arcelor | France
Disclosure of other provisions [line items]
Damages sought	$ 431.0	€ 390	$ 282.0
Number of plaintiffs | plaintiffs	2	2
ArcelorMittal Brasil S.A.
Disclosure of other provisions [line items]
Damages sought					$ 24.0	R$ 114					$ 4.0	R$ 20	$ 5.0	R$ 23								$ 19.0	R$ 94
Various other legal claims
Disclosure of other provisions [line items]
Provisions				$ 268.0																$ 268.0
Other legal claims
Disclosure of other provisions [line items]
Provisions				268.0																$ 268.0	$ 216.0					$ 244.0
Other legal claims | Luxembourg
Disclosure of other provisions [line items]
Number of tax assessments or claims | claim																		59
Damages sought																		$ 61.0
Number of claims pending | claim																		4
Number of dismissed claims | claim															2		2
Other legal claims | France
Disclosure of other provisions [line items]
Number of claims pending | claim																				243,000,000	308,000,000
Other legal claims | Shareholder of Siderurgica Tres Lagoas
Disclosure of other provisions [line items]
Damages sought										$ 33.0
Other legal claims | Memorandum of agreement | Italy
Disclosure of other provisions [line items]
Business combination expected consideration																			$ 114.0
Restitution amount																					$ 28.0
Other legal claims | Memorandum of agreement | Italy | Bottom of range
Disclosure of other provisions [line items]
Damages sought																$ 46.0			17.0
Other legal claims | Memorandum of agreement | Italy | Top of range
Disclosure of other provisions [line items]
Damages sought																$ 73.0			$ 29.0
Other legal claims | Acindar Industria Argentina de Aceros S.A. ("Acindar")
Disclosure of other provisions [line items]
Number of tax assessments or claims | claim									39
Damages sought				$ 90.0
Number of claims pending | claim				17
Number of claims pending within the administrative branch of customs office authority | claim				6
Number of pending claims appealed | claim				11
Other legal claims | ArcelorMittal Brasil S.A.
Disclosure of other provisions [line items]
Exercise price, put option																								$ 179.0	R$ 5,283
Arbitration claim							$ 1,091.0
Other legal claims | ArcelorMittal Brasil S.A. | SINDIMETAL case
Disclosure of other provisions [line items]
Number of employees impacted | employee																				2,500
Other legal claims | ArcelorMittal Brasil S.A. | Conflict of interest
Disclosure of other provisions [line items]
Impact on net loss after tax								$ 126.0
Recovery of financial impact								$ 67.0
Other legal claims | Finmasi | Memorandum of agreement | Italy
Disclosure of other provisions [line items]
Restitution amount																					$ 13.9